Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Allowance for doubtful accounts receivable	$ 22,100	$ 12,200
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	2,500,000	2,500,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	12,251,313	5,026,585
Common stock, shares outstanding	12,251,313	5,026,585
Notes Payable, Other Payables [Member]
Debt Instrument, Unamortized Discount	$ 221,400
Related Party Notes payable, Other Payable [Member]
Debt Instrument, Unamortized Discount	$ 24,900	$ 259,600
Class A Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	800,000	800,000
Preferred stock, shares issued	0	454,750
Preferred stock, shares outstanding	0	454,750
Class B Convertible Preferres Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	585,000	585,000
Preferred stock, shares issued	0	161,709
Preferred stock, shares outstanding	0	161,709